ALLOWANCE FOR LOAN LOSSES (Schedule of Reserve Factors) (Details)		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
One To Four Family Permanent First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		0.575%	0.50%	0.46%
One To Four Family Construction First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		0.825%	0.75%	0.75%
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		1.25%	1.00%	1.00%
Multi Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		0.70%	0.55%	0.55%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		1.50%	1.00%	1.00%
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor		1.10%	1.00%	1.00%
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor	[1]	6.00%	5.00%	5.00%

[1]	Not secured by real estate.